Long-Term Debt (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt (Textual) [Abstract]
Interest payments on surplus notes payable to NFS	$ 54	$ 54	$ 54
8.15% surplus note, due June 27, 2032, payable to NFS [Member]
Long Term Debt (Textual) [Abstract]
Interest rate of surplus note	8.15%
7.50% surplus note, due December 17, 2031, payable to NFS [Member]
Long Term Debt (Textual) [Abstract]
Interest rate of surplus note	7.50%
6.75% surplus note, due December 23, 2033, payable to NFS [Member]
Long Term Debt (Textual) [Abstract]
Interest rate of surplus note	6.75%
Variable funding surplus note, due December 31, 2040 [Member]
Long Term Debt (Textual) [Abstract]
Reference rate on long term debt	three-month U.S. LIBOR plus 2.80%
Spread on reference rate on long term debt	2.80%
Maximum amount outstanding under variable funding surplus notes	313
Interest payments on surplus notes payable to NFS	$ 10	$ 9